Segment Reporting - Schedule of Net Sales by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Sales by Geographic Area [Line Items]
Total net sales	$ 1,683	$ 2,218	$ 4,837	$ 5,491	$ 7,053	$ 5,375
U.S. [Member]
Schedule of Net Sales by Geographic Area [Line Items]
Total net sales	1,679	2,141	4,559	5,197	6,555	5,165
EMEA [Member]
Schedule of Net Sales by Geographic Area [Line Items]
Total net sales	$ 4	$ 77	$ 278	$ 294	$ 498	$ 210